Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2023
Organization and Principal Activities [Abstract]
Schedule of Group Reorganization	Upon the Group Reorganization and as at the date of this report, details of the subsidiary companies are as follows:
Name	Background	Ownership
Neo-Concept Apparel Group Limited	● A BVI company ● Incorporated in August 2008 ● Issued Share Capital of US$100 ● Intermediate holding company	100% owned by NCI

Name	Background	Ownership
Neo-Concept International Company Limited	● A Hong Kong company ● Incorporated in October 1992 ● Issued Share Capital of HKD 100,000 ● Provision of one-stop apparel solution services	100% owned by NCA

Neo-Concept (UK) Limited	● A UK company ● Incorporated in August 2000 ● Issued Share Capital of GBP100 ● Provision of online and offline retail sales of apparel products	100% owned by Neo-Concept HK